Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Micropolis Holding Company
Entity Central Index Key	0001993431
Entity File Number	001-42550
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Warehouse 1
Entity Address, Address Line Two	Dar Alkhaleej Building Dubai Production City
Entity Address, City or Town	Dubai
Entity Address, Country	AE
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSEAMER
Entity Common Stock, Shares Outstanding	30,000,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Fareed Aljawhari
Entity Address, Address Line One	Warehouse 1
Entity Address, Address Line Two	Dar Alkhaleej Building Dubai Production City
Entity Address, City or Town	Dubai
Entity Address, Country	AE
Entity Address, Postal Zip Code	00000
Entity Phone Fax Numbers [Line Items]
City Area Code	+971
Local Phone Number	4 276 7008